Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–99.94%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–5.06%
Invesco Global Real Estate Income Fund, Class R6	2.48%	$16,999,165	$5,901,262	$(1,030,139)	$(5,304,035)	$48,200	$325,925	2,218,218	$16,614,453
Invesco Macro Allocation Strategy Fund, Class R6	2.58%	30,341,757	—	(10,185,451)	(1,567,596)	(1,236,876)	—	2,283,136	17,351,834
Total Alternative Funds		47,340,922	5,901,262	(11,215,590)	(6,871,631)	(1,188,676)	325,925		33,966,287
Domestic Equity Funds–50.62%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.64%	92,104,894	12,157,042	(25,308,479)	(24,235,201)	(3,468,350)	—	2,067,362	51,249,906
Invesco Main Street Small Cap Fund, Class R6	7.46%	91,731,825	1,250,512	(26,393,837)	(21,353,189)	4,774,944	—	3,016,300	50,010,255
Invesco Russell 1000 Dynamic Multifactor ETF	13.71%	78,126,469	45,936,292	(6,773,636)	(26,586,207)	1,272,367	997,805	2,354,718	91,975,285
Invesco S&P 500® Low Volatility ETF	8.52%	62,972,280	12,757,180	(7,365,911)	(11,903,624)	676,693	978,380	988,010	57,136,618
Invesco S&P 500® Pure Growth ETF	5.90%	48,345,453	11,644,896	(3,951,371)	(16,457,333)	(828)	194,816	273,802	39,580,817
Invesco S&P SmallCap Low Volatility ETF	4.24%	85,609,811	—	(44,971,573)	(24,170,535)	11,982,607	947,919	701,263	28,450,310
Invesco Value Opportunities Fund, Class R6	3.15%	—	26,364,832	(1,383,256)	(3,831,993)	(27,649)	—	1,432,967	21,121,934
Total Domestic Equity Funds		458,890,732	110,110,754	(116,148,063)	(128,538,082)	15,209,784	3,118,920		339,525,125
Fixed Income Funds–8.02%
Invesco 1-30 Laddered Treasury ETF	2.83%	19,087,172	7,099,148	(2,758,313)	(4,202,386)	(221,099)	245,697	656,914	19,004,522
Invesco Core Plus Bond Fund, Class R6	5.19%	37,925,185	9,954,783	(5,529,338)	(6,718,991)	(843,290)	809,087	3,886,966	34,788,349
Total Fixed Income Funds		57,012,357	17,053,931	(8,287,651)	(10,921,377)	(1,064,389)	1,054,784		53,792,871
Foreign Equity Funds–35.74%
Invesco EQV Emerging Markets All Cap Fund, Class R6	4.03%	31,951,687	7,228,375	(3,088,528)	(8,007,641)	(1,068,815)	—	971,416	27,015,078
Invesco Developing Markets Fund, Class R6	4.46%	46,647,242	5,293,916	(6,985,272)	(11,961,565)	(3,081,678)	—	943,617	29,912,643
Invesco Global Fund, Class R6	10.70%	111,165,102	12,009,642	(7,874,517)	(41,621,419)	(1,895,010)	—	922,315	71,783,798
Invesco Global Infrastructure Fund, Class R6	0.94%	9,740,850	107,785	(2,217,645)	(1,640,031)	309,717	107,785	590,504	6,300,676
Invesco International Select Equity Fund, Class R6	1.94%	37,078,186	—	(14,680,601)	(5,689,082)	(3,689,390)	—	1,542,549	13,019,113
Invesco International Small-Mid Company Fund, Class R6	3.76%	40,688,519	3,267,735	(1,841,765)	(16,451,350)	(410,640)	—	746,894	25,252,499
Invesco RAFI™ Strategic Developed ex-US ETF	5.43%	37,169,227	15,098,113	(5,328,503)	(10,786,646)	311,067	1,136,489	1,568,987	36,463,258
Invesco S&P Emerging Markets Low Volatility ETF(b)	3.53%	23,360,609	9,633,819	(4,584,473)	(5,220,625)	470,766	745,159	1,127,208	23,660,096
Invesco S&P International Developed Low Volatility ETF	0.95%	33,289,145	—	(24,432,389)	(4,442,237)	1,936,554	448,396	257,650	6,351,073
Total Foreign Equity Funds		371,090,567	52,639,385	(71,033,693)	(105,820,596)	(7,117,429)	2,437,829		239,758,234
Money Market Funds–0.50%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.17%	1,983,970	24,501,695	(25,373,946)	—	—	5,349	1,111,719	1,111,719
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.14%	1,781,818	17,501,211	(18,335,083)	191	293	6,338	948,240	948,430
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.19%	2,267,394	28,001,938	(28,998,796)	—	—	7,823	1,270,536	1,270,536
Total Money Market Funds		6,033,182	70,004,844	(72,707,825)	191	293	19,510		3,330,685
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $683,862,880)	99.94%	940,367,760	255,710,176	(279,392,822)	(252,151,495)	5,839,583	6,956,968		670,373,202
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.94%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.12%
Invesco Private Government Fund, 3.01%(c)(d)	0.03%	$374,772	$16,253,449	$(16,397,816)	$—	$—	$1,774(e)	230,405	$230,405
Invesco Private Prime Fund, 3.11%(c)(d)	0.09%	874,467	39,929,786	(40,213,305)	—	1,523	5,512(e)	592,471	592,471
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $822,876)	0.12%	1,249,239	56,183,235	(56,611,121)	—	1,523	7,286		822,876
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $684,685,756)	100.06%	$941,616,999	$311,893,411	$(336,003,943)	$(252,151,495)	$5,841,106	$6,964,254		$671,196,078
OTHER ASSETS LESS LIABILITIES	(0.06)%								(426,537)
NET ASSETS	100.00%								$670,769,541
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	27	December-2022	$4,862,025	$(654,332)	$(654,332)
MSCI Emerging Markets Index	6	December-2022	261,450	(35,202)	(35,202)
Nikkei 225 Index	1	December-2022	179,230	(10,713)	(10,713)
S&P/TSX 60 Index	1	December-2022	161,581	(11,439)	(11,439)
SPI 200 Index	1	December-2022	103,400	(8,893)	(8,893)
STOXX Europe 600 Index	28	December-2022	531,677	(53,762)	(53,762)
Total Futures Contracts				$(774,341)	$(774,341)

(a)	Futures contracts collateralized by $1,339,558 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$667,042,517	$—	$—	$667,042,517
Money Market Funds	3,330,685	822,876	—	4,153,561
Total Investments in Securities	670,373,202	822,876	—	671,196,078
Other Investments - Liabilities*
Futures Contracts	(774,341)	—	—	(774,341)
Total Investments	$669,598,861	$822,876	$—	$670,421,737

*	Unrealized appreciation (depreciation).
Invesco Select Risk: High Growth Investor Fund